Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 64,993,923	$ 100,062,957
Receivable from related party	115,599	112,895
Trade and other receivables	3,918,031	4,743,869
Inventories	2,809,123	2,916,254
Advances and prepayments	1,278,357	1,249,402
Restricted cash	3,363,012	13,455,766
Vessel held for sale		831,226
Total current assets	76,478,045	123,372,369
Non current assets
Advances for vessels under construction and acquisitions	55,785,801	44,031,882
Vessels, net	863,699,739	864,689,888
Other receivables from related party		115,599
Restricted cash	5,174,710	5,146,877
Deferred finance charges	540,414	1,879,537
Fair value of derivatives	263,635	127,555
Total non current assets	925,464,299	914,501,801
Total assets	1,001,942,344	1,037,874,170
Current liabilities
Payable to related party	7,890,933	9,188,852
Trade accounts payable	8,728,267	8,328,878
Accrued liabilities	5,299,479	5,602,939
Deferred income	4,621,438	4,954,193
Deferred income – related party	232,774	413,157
Fair value of derivatives		297,656
Current portion of long-term debt	54,593,715	74,928,451
Total current liabilities	81,366,606	103,714,126
Non current liabilities
Fair value of derivatives	364,823	681,197
Customer deposits	2,556,700	2,556,700
Deferred gain on sale and leaseback of vessels	385,127	580,701
Deferred income	1,910	56,183
Long-term debt	343,291,874	347,234,103
Total noncurrent liabilities	346,600,434	351,108,884
Total liabilities	427,967,040	454,823,010
Commitments and contingencies
Stockholders’ equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 44,285,108 shares issued and 40,517,676 shares outstanding at December 31, 2015 and 44,285,108 shares issued and 39,860,563 shares outstanding at December 31, 2016 with a par value of $0.01 per share	442,850	442,850
Treasury stock, 3,767,432 shares at December 31, 2015 and 4,424,545 shares at December 31, 2016 with a par value of $0.01 per share	22,523,528	20,486,872
Additional paid-in capital	501,342,523	501,002,146
Retained earnings	94,688,024	102,486,324
Accumulated other comprehensive (loss)/income	25,435	(393,288)
Total stockholders’ equity	573,975,304	583,051,160
Total liabilities and stockholders’ equity	$ 1,001,942,344	$ 1,037,874,170